LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic Loss Per Share

	Year ended December 31,
	2022	2023	2024
	in USD thousands
Loss attributed to ordinary shares	(24,951)	(60,614)	(9,221)

	in thousands
Number of shares used in basic calculation	773,957	963,366	1,198,108

	in USD
Basic and diluted loss per ordinary share	(0.03)	(0.06)	(0.01)